Debt - Financial covenant (Details) - USD ($)	Feb. 01, 2021	Oct. 01, 2020	Apr. 13, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 22, 2017	Sep. 30, 2016
Debt Instrument [Line Items]
End of term charge					$ 534,237	$ 952,416
Senior debt
Debt Instrument [Line Items]
Stated interest rate			11.50%	10.75%
End of term fee paid	$ 534,375	$ 534,375
End of term charge							$ 1,068,750	$ 787,500
Senior debt | Prime rate
Debt Instrument [Line Items]
Stated interest rate								7.25%
Spread on variable rate			4.25%	4.50%